Income Taxes - Narrative (Details) $ in Thousands, € in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 20, 2016 EUR (€)	Feb. 26, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 20, 2016 USD ($) additional_claim	Jun. 20, 2016 EUR (€) additional_claim
Income Tax [Line Items]
Income taxes paid (net of refunds)					$ 183,300	$ 199,200	$ 211,300
United Kingdom statutory tax rate (as a percent)					20.00%	20.25%	21.50%
Effective tax rate (as a percent)					18.30%	(228.40%)	70.70%
Tax rate change (benefit) expense					$ (8,422)	$ (4,746)	$ (1,028)
Excess tax deductions						3,300
Deferred income taxes				$ 48,074	31,376	48,074
Gross tax loss carryforwards					1,214,000
Tax credit carryforwards					38,600
Tax carryforwards expiring in twelve months					25,800
Tax credit, valuation allowance					25,800
Unrecognized tax benefits that, if recognized, would impact effective tax rates				30,100	10,800	30,100	6,300
Interest expense and penalties recognized in income tax expense					(100)	(10,000)	500
Accrued interest on unrecognized tax benefits as of end of year				3,700	3,600	3,700	$ 3,000
United Kingdom
Income Tax [Line Items]
Tax rate change (benefit) expense				$ 1,400
United Kingdom | Tax Year 2015
Income Tax [Line Items]
Enacted tax rate (as a percent)				20.00%
United Kingdom | Tax Year 2017
Income Tax [Line Items]
Enacted tax rate (as a percent)				19.00%
United Kingdom | Tax Year 2020
Income Tax [Line Items]
Enacted tax rate (as a percent)				18.00%
Italy
Income Tax [Line Items]
Tax rate change (benefit) expense				$ (11,800)
Italy | Tax Year 2015
Income Tax [Line Items]
Enacted tax rate (as a percent)			27.50%
Italy | Tax Year 2017
Income Tax [Line Items]
Enacted tax rate (as a percent)			24.00%
Italy | Tax Years 2006 Through 2010
Income Tax [Line Items]
Alleged taxes, penalties and adjustments | €			€ 200.0
Italy | Tax Years 2011 Through 2014
Income Tax [Line Items]
Alleged taxes, penalties and adjustments | €		€ 275.0
Income tax liability incurred in settlement								$ 15,300	€ 13.5
Number of additional claims | additional_claim								2	2
Alleged improper deduction of VAT | €	€ 140.0
Non-U.K.
Income Tax [Line Items]
Undistributed earnings of non-U.S. subsidiaries					$ 2,017,000
Early adoption, effect | Accounting Standards Update 2016-09
Income Tax [Line Items]
Deferred income taxes				1,200		1,200
Early adoption, effect | Accounting Standards Update 2016-09 | Retained earnings
Income Tax [Line Items]
Cumulative effect on retained earnings				$ 1,200		$ 1,200